United States Securities and Exchange Commission
Washington, D.C. 20549

Form N-CSR
Certified Shareholder Report of Registered Management Investment Companies

811-6447
(Investment Company Act File Number)

Federated Hermes Fixed Income Securities, Inc.
(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant’s Telephone Number)

Peter J. Germain, Esquire
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 2025-09-30

Date of Reporting Period: 2025-09-30

Item 1.	Reports to Stockholders

Federated Hermes Municipal
Ultrashort Fund
Class A Shares / FMUUX
Annual Shareholder Report | September 30, 2025
A Portfolio of Federated Hermes Fixed Income Securities, Inc.
This annual shareholder report contains important information about the Federated Hermes Municipal Ultrashort Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes made to or planned for the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A Shares	$52	0.51%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Bloomberg 1-Year US Municipal Bond Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income exempt from federal regular income tax.
Top Contributors to Performance
  Credit allocation contributed positively to relative performance, with significant overweight positions relative to the Index in A-rated and BBB-rated securities, both of which outperformed the Index.
  Sector allocation contributed positively, with a significant overweight position in multi-family housing and industrial development/pollution control inclusive of prepaid gas utility and electric and gas utility bonds. An underweight position in state general obligation and pre-refunded sectors also contributed positively.
  Yield curve allocations contributed positively with tactical longer duration allocations (approximately 15% of Fund holdings) to bonds with durations of 2.0 to 4.0 years, which added to relative performance.
Top Detractors from Performance
  Duration of the Fund was a detractor from relative performance. The Fund’s typical dollar-weighted average duration is limited by its prospectus to one year or less, while the Index had a duration of about 1.25 years. While the Fund’s duration ranged from roughly 0.75 years to 0.95 years over the period, it was structurally short of the Index. In a period of volatile and net declining rates, this detracted from performance as prices of bonds with longer durations rose more than those with shorter durations.
  Security selection was a detractor in a net declining interest rate environment, namely the Fund’s approximately 35-40% structural barbell allocation to variable- and floating-rate securities (not included in the Index). While these bonds provided average tax-exempt income over much of the period, they did not participate in the price gains of longer duration fixed coupon bonds.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: September 30, 2015 through September 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class A Shares	2.97%	1.90%	1.38%
S&P Municipal Bond Index	1.69%	1.09%	2.44%
Bloomberg 1-Year US Municipal Bond Index	3.02%	1.65%	1.52%
50% Bloomberg 1-Year US Municipal Bond/50% Lipper Tax-Exempt Money Market Funds	2.78%	1.69%	1.34%
Lipper Short Municipal Debt Funds Average	3.11%	1.56%	1.41%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$1,357,482,037
Number of Investments	264
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$2,654,665
Fund Holdings
Top Sectors
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes made to or planned for the Fund since the beginning of  the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective February 10, 2025, Ann Ferentino has been added to the Fund’s portfolio management team.
Effective May 1, 2025, Jeff A. Kozemchak, Senior Portfolio Manager, retired from the Fund’s Adviser. Effective upon his retirement, Mr. Kozemchak no longer serves as a portfolio manager of the Fund. The other members of the management team continue to manage the Fund.
Effective April 2, 2026, Mary Jo Ochson will retire and no longer serve as a portfolio manager of the Fund as of that date. The other members of the portfolio management team will continue to manage the Fund.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31417P866
29303-A (11/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes Municipal Ultrashort Fund

Federated Hermes Municipal
Ultrashort Fund
Institutional Shares / FMUSX
Annual Shareholder Report | September 30, 2025
A Portfolio of Federated Hermes Fixed Income Securities, Inc.
This annual shareholder report contains important information about the Federated Hermes Municipal Ultrashort Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes made to or planned for the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$37	0.36%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Bloomberg 1-Year US Municipal Bond Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income exempt from federal regular income tax.
Top Contributors to Performance
  Credit allocation contributed positively to relative performance, with significant overweight positions relative to the Index in A-rated and BBB-rated securities, both of which outperformed the Index.
  Sector allocation contributed positively, with a significant overweight position in multi-family housing and industrial development/pollution control inclusive of prepaid gas utility and electric and gas utility bonds. An underweight position in state general obligation and pre-refunded sectors also contributed positively.
  Yield curve allocations contributed positively with tactical longer duration allocations (approximately 15% of Fund holdings) to bonds with durations of 2.0 to 4.0 years, which added to relative performance.
Top Detractors from Performance
  Duration of the Fund was a detractor from relative performance. The Fund’s typical dollar-weighted average duration is limited by its prospectus to one year or less, while the Index had a duration of about 1.25 years. While the Fund’s duration ranged from roughly 0.75 years to 0.95 years over the period, it was structurally short of the Index. In a period of volatile and net declining rates, this detracted from performance as prices of bonds with longer durations rose more than those with shorter durations.
  Security selection was a detractor in a net declining interest rate environment, namely the Fund’s approximately 35-40% structural barbell allocation to variable- and floating-rate securities (not included in the Index). While these bonds provided average tax-exempt income over much of the period, they did not participate in the price gains of longer duration fixed coupon bonds.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: September 30, 2015 through September 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Institutional Shares	3.13%	2.06%	1.66%
S&P Municipal Bond Index	1.69%	1.09%	2.44%
Bloomberg 1-Year US Municipal Bond Index	3.02%	1.65%	1.52%
50% Bloomberg 1-Year US Municipal Bond/50% Lipper Tax-Exempt Money Market Funds	2.78%	1.69%	1.34%
Lipper Short Municipal Debt Funds Average	3.11%	1.56%	1.41%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$1,357,482,037
Number of Investments	264
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$2,654,665
Fund Holdings
Top Sectors
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes made to or planned for the Fund since the beginning of  the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective February 10, 2025, Ann Ferentino has been added to the Fund’s portfolio management team.
Effective May 1, 2025, Jeff A. Kozemchak, Senior Portfolio Manager, retired from the Fund’s Adviser. Effective upon his retirement, Mr. Kozemchak no longer serves as a portfolio manager of the Fund. The other members of the management team continue to manage the Fund.
Effective April 2, 2026, Mary Jo Ochson will retire and no longer serve as a portfolio manager of the Fund as of that date. The other members of the portfolio management team will continue to manage the Fund.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31417P858
29303-B (11/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes Municipal Ultrashort Fund

Federated Hermes Municipal
Ultrashort Fund
Class R6 Shares / FMULX
Annual Shareholder Report | September 30, 2025
A Portfolio of Federated Hermes Fixed Income Securities, Inc.
This annual shareholder report contains important information about the Federated Hermes Municipal Ultrashort Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025. You can find additional information about the Fund at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1‑800‑341‑7400, Option 4, or your financial advisor.
This report describes changes made to or planned for the Fund since the beginning of the reporting period.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6 Shares	$35	0.34%
Management's Discussion of Fund Performance
The following discussion compares the performance of the Fund to the Bloomberg 1-Year US Municipal Bond Index (the “Index”) to show how the Fund’s performance compares to the returns of similar investments for the reporting period. See the Average Annual Total Returns table below for the returns of the Fund and related indexes, including the S&P Municipal Bond Index, which represents the overall U.S. municipal fixed-income market. The Fund seeks to provide current income exempt from federal regular income tax.
Top Contributors to Performance
  Credit allocation contributed positively to relative performance, with significant overweight positions relative to the Index in A-rated and BBB-rated securities, both of which outperformed the Index.
  Sector allocation contributed positively, with a significant overweight position in multi-family housing and industrial development/pollution control inclusive of prepaid gas utility and electric and gas utility bonds. An underweight position in state general obligation and pre-refunded sectors also contributed positively.
  Yield curve allocations contributed positively with tactical longer duration allocations (approximately 15% of Fund holdings) to bonds with durations of 2.0 to 4.0 years, which added to relative performance.
Top Detractors from Performance
  Duration of the Fund was a detractor from relative performance. The Fund’s typical dollar-weighted average duration is limited by its prospectus to one year or less, while the Index had a duration of about 1.25 years. While the Fund’s duration ranged from roughly 0.75 years to 0.95 years over the period, it was structurally short of the Index. In a period of volatile and net declining rates, this detracted from performance as prices of bonds with longer durations rose more than those with shorter durations.
  Security selection was a detractor in a net declining interest rate environment, namely the Fund’s approximately 35-40% structural barbell allocation to variable- and floating-rate securities (not included in the Index). While these bonds provided average tax-exempt income over much of the period, they did not participate in the price gains of longer duration fixed coupon bonds.
Fund Performance
Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Cumulative Performance: September 30, 2015 through September 30, 2025
Initial Investment of $10,000
Average Annual Total Returns
	1 Year	5 Years	10 Years
Class R6 Shares	3.15%	2.08%	1.68%
S&P Municipal Bond Index	1.69%	1.09%	2.44%
Bloomberg 1-Year US Municipal Bond Index	3.02%	1.65%	1.52%
50% Bloomberg 1-Year US Municipal Bond/50% Lipper Tax-Exempt Money Market Funds	2.78%	1.69%	1.34%
Lipper Short Municipal Debt Funds Average	3.11%	1.56%	1.41%
Visit FederatedHermes.com/us/FundInformation and click on the link to your fund and share class for more recent performance information.
Key Fund Statistics
Net Assets	$1,357,482,037
Number of Investments	264
Portfolio Turnover Rate	47%
Total Advisory Fees Paid	$2,654,665
Fund Holdings
Top Sectors
(% of Net Assets)
Material Fund Changes
Following is a summary of material changes made to or planned for the Fund since the beginning of  the reporting period. For more complete and current information, you may review the Fund’s disclosure documents on its webpage at FederatedHermes.com/us/FundInformation or upon request at 1-800-341-7400, Option 4, or by contacting your financial advisor.
Effective February 10, 2025, Ann Ferentino has been added to the Fund’s portfolio management team.
Effective May 1, 2025, Jeff A. Kozemchak, Senior Portfolio Manager, retired from the Fund’s Adviser. Effective upon his retirement, Mr. Kozemchak no longer serves as a portfolio manager of the Fund. The other members of the management team continue to manage the Fund.
Effective April 2, 2026, Mary Jo Ochson will retire and no longer serve as a portfolio manager of the Fund as of that date. The other members of the portfolio management team will continue to manage the Fund.
Availability of Additional Information
Additional information is available on the Fund’s website at FederatedHermes.com/us/FundInformation, including its:
• prospectus • financial information • holdings • proxy voting information
CUSIP 31417P817
29303-C (11/25)
FederatedHermes.com/us
Federated Securities Corp., Distributor
© 2025 Federated Hermes, Inc.
Federated Hermes Municipal Ultrashort Fund

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3.	Audit Committee Financial Expert

The registrant’s Board has determined that each of the following members of the Board’s Audit Committee is an “audit committee financial expert,” and is “independent,” for purposes of this Item 3: John G. Carson, Thomas M. O’Neill and John S. Walsh.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 – $80,690

Fiscal year ended 2024 – $76,625

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(c)        Tax Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal years:

Fiscal year ended 2025 - $0

Fiscal year ended 2024 - $0

Amount requiring approval of the registrant’s Audit Committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $29,956 respectively. Fiscal year ended 2024- Service fees for analysis of potential Passive Foreign Investment Company holdings.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. The Audit Committee is required to pre-concur with independence conclusions made by the independent auditor regarding non-audit services to be provided by the independent auditor to the Funds, the Funds Board of Directors, or any entity that is controlled directly or indirectly by the Funds. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval(and pre-concurrence for non-audit services) by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval/pre-concurrence authority to its chairman (the “Chairman”) for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval/pre-concurrence decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval/pre-concurrence authority when the Chairman is unavailable.

AUDIT SERVICES

The annual audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved/pre-concurred certain tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved/pre-concurred by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval/pre-concurrence requirement is waived if:

(1)                                       With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)                                       With respect to such services rendered to the Fund’s investment adviser ( the “Adviser”)and any entity controlling, controlled by to under common control with the Adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its Adviser and any entity controlling, controlled by, or under common control with the Adviser during the fiscal year in which the services are provided; and

(3)                                       Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)                                       Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval/pre-concurrence to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The Securities and Exchange Commission’s (the “SEC”) rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval/concurrence by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 - 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2025 – 0%

Fiscal year ended 2024 – 0%

Percentage of services provided to the registrant’s Adviser and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were approved by the registrant’s Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)                 NA

(g)                Non-Audit Fees billed to the registrant, the registrant’s Adviser, and certain entities controlling, controlled by or under common control with the Adviser:

Fiscal year ended 2025 - $147,708

Fiscal year ended 2024 - $236,471

(h)       The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s Adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the Adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not Applicable

(j) Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statements filed under Item 7 of this form.

(b) Not Applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Companies

Annual Financial Statements
and Additional Information
September 30, 2025

Share Class | Ticker	A | FMUUX	Institutional | FMUSX	R6 | FMULX

Federated Hermes Municipal Ultrashort Fund

A Portfolio of Federated Hermes Fixed Income Securities, Inc.

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments
September 30, 2025
Principal Amount			Value
		MUNICIPAL BONDS—71.0%
		Alabama—5.1%
$ 5,000,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, Mandatory Tender 12/1/2025	$ 5,016,699
1,000,000		Black Belt Energy Gas District, AL, Gas Revenue Bonds (Series 2022B-1), (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 10/1/2027	1,019,410
25,500,000	[1]	Black Belt Energy Gas District, AL, Gas Revenue Bonds Project No. 7 (Series 2021C-2) FRNs, (Goldman Sachs Group, Inc. GTD), 3.240% (SIFMA 7-day +0.350%), Mandatory Tender 12/1/2026	25,175,344
1,775,000		Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds (Series 2025E), (BP PLC GTD), 5.000%, 5/1/2029	1,876,742
2,100,000		Black Belt Energy Gas District, AL, Gas Supply Revenue Bonds (Series 2025E), (BP PLC GTD), 5.000%, 5/1/2030	2,246,307
1,250,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.000%, 10/1/2025	1,250,000
1,750,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.000%, 10/1/2026	1,790,038
1,250,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.000%, 10/1/2027	1,308,176
4,000,000		Mobile, AL IDB (Alabama Power Co.), Pollution Control Revenue Bonds (Series 2007A), 3.375%, Mandatory Tender 6/26/2029	4,060,545
25,000,000		Mobile, AL IDB (Alabama Power Co.), Pollution Control Revenue Bonds (Series 2007B), 3.920%, Mandatory Tender 6/2/2026	25,082,847
		TOTAL	68,826,108
		Arizona—1.6%
630,000	[1]	Arizona Health Facilities Authority (Banner Health), (Series 2015B) FRNs, (United States Treasury PRF 11/4/2025@100), 3.140% (SIFMA 7-day +0.250%), 1/1/2046	629,948
90,000	[1]	Arizona Health Facilities Authority (Banner Health), (Series 2015B) FRNs, (United States Treasury PRF 11/4/2025@100), 3.140% (SIFMA 7-day +0.250%), 1/1/2046	89,964
3,780,000	[1]	Arizona Health Facilities Authority (Banner Health), (Series 2015B) FRNs, 3.140% (SIFMA 7-day +0.250%), Mandatory Tender 11/4/2026	3,752,948
1,000,000		Arizona State IDA (TWG Glendale LP), Unity at West Glendale Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 5.000%, Mandatory Tender 9/1/2026	1,011,409
2,500,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2019), 4.000%, Mandatory Tender 6/1/2029	2,552,179
1,000,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017B), 3.750%, Mandatory Tender 3/31/2026	1,002,476
8,000,000		Maricopa County, AZ, IDA (Banner Health), Revenue Bonds (Series 2023A-1), 5.000%, Mandatory Tender 5/15/2026	8,086,594
1,000,000		Phoenix, AZ IDA (Memorial Towers (TC2) Senior Housing LP), Multifamily Housing Revenue Bonds (Series 2024A), 3.350%, 12/1/2027	1,009,767
3,500,000		Phoenix, AZ IDA (Republic Services, Inc.), (Series 2013), 3.850%, Mandatory Tender 11/3/2025	3,499,460
		TOTAL	21,634,745
		Arkansas—0.3%
3,500,000		Arkansas Development Finance Authority (APP Fair Oaks Partners, LLLP), Collateralized Multifamily Housing Bonds (Series 2023), (United States Treasury GTD), 3.550%, Mandatory Tender 6/1/2027	3,533,123
		California—7.2%
9,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2021C) FRNs, 3.340% (SIFMA 7-day +0.450%), Mandatory Tender 4/1/2026	8,954,280
7,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (SIFMA Index Rate Bonds Series 2021D) FRNs, 3.190% (SIFMA 7-day +0.300%), Mandatory Tender 4/1/2027	6,860,250
6,750,000	[1]	California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Refunding Revenue Bonds (Series 2021B) FRNs, 3.590% (SIFMA 7-day +0.700%), Mandatory Tender 6/1/2026	6,722,049
11,500,000		California Municipal Finance Authority (Republic Services, Inc.), (Series 2021A), 3.750%, Mandatory Tender 10/1/2025	11,500,000
15,000,000		California Municipal Finance Authority (Republic Services, Inc.), (Series 2021-B), 3.850%, Mandatory Tender 1/15/2026	14,993,170
12,000,000		California Municipal Finance Authority (Waste Management, Inc.), (Series 2020B), (Waste Management Holdings, Inc. GTD), 3.850%, Mandatory Tender 6/1/2026	11,998,840
13,200,000		California Municipal Finance Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A), (Waste Management Holdings, Inc. GTD), 4.100%, Mandatory Tender 12/1/2025	13,205,883
2,500,000		California PCFA (Republic Services, Inc.), (Series 2017 A-2), 3.850%, Mandatory Tender 10/15/2025	2,499,864
10,000,000		California PCFA (Republic Services, Inc.), (Series 2023), 3.800%, Mandatory Tender 2/17/2026	9,992,738
1,000,000		Los Angeles, CA Department of Airports, Subordinate Refunding Revenue Bonds (Series 2025F), 5.000%, 5/15/2028	1,057,122
Annual Financial Statements and Additional Information

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$ 9,300,000		San Diego, CA Housing Authority (Bernardo Family Housing, LP), SkyLINE Multifamily Housing Revenue Bonds (Series 2023B), (United States Treasury GTD), 5.000%, Mandatory Tender 11/1/2026	$ 9,467,697
		TOTAL	97,251,893
		Colorado—0.9%
3,100,000		Colorado Housing and Finance Authority (OPG Eagle Point Partners, LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.500%, Mandatory Tender 11/1/2026	3,108,939
6,000,000	[1]	Colorado State Health Facilities Authority (Intermountain Healthcare Obligated Group), Revenue Bonds (Series 2022D) FRNs, 3.440% (SIFMA 7-day +0.550%), Mandatory Tender 8/17/2026	5,963,709
2,500,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue SOFR Index Term Rate Bonds (Series 2024B) FRNs, 3.537% (SOFR x 0.67 +0.750%), Mandatory Tender 9/1/2026	2,494,675
		TOTAL	11,567,323
		Connecticut—0.4%
3,000,000		Connecticut State Health & Educational Facilities (Yale University), Revenue Bonds (Series 2017C-2), 2.800%, Mandatory Tender 2/3/2026	2,997,793
2,000,000		Stamford, CT Housing Authority (Mozaic Concierge Living), Entrance Fee Principal Redemption Bonds (Series 2025D), 4.250%, 10/1/2030	2,025,940
		TOTAL	5,023,733
		District of Columbia—0.7%
1,005,000		Metropolitan Washington, DC Airports Authority, Airport System Revenue and Refunding Bonds (Series 2017A), 5.000%, 10/1/2026	1,025,597
4,705,000		Metropolitan Washington, DC Airports Authority, Airport System Revenue and Refunding Bonds (Series 2021A), 5.000%, 10/1/2026	4,801,429
550,000		Metropolitan Washington, DC Airports Authority, Airport System Revenue and Refunding Bonds (Series 2025A), 5.000%, 10/1/2027	573,837
1,165,000		Metropolitan Washington, DC Airports Authority, Airport System Revenue and Refunding Bonds (Series 2025A), 5.000%, 10/1/2028	1,238,996
1,275,000		Metropolitan Washington, DC Airports Authority, Airport System Revenue and Refunding Bonds (Series 2025A), 5.000%, 10/1/2029	1,376,067
		TOTAL	9,015,926
		Florida—2.2%
1,390,000		Alachua County, FL Health Facilities Authority (Oak Hammock at The University of Florida), Revenue Bonds TEMPS-50 (Series 2025B-3), 3.625%, 10/1/2030	1,394,196
3,500,000		Broward County, FL HFA (St. Joseph Manor II, LLLP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 3.500%, Mandatory Tender 4/1/2026	3,500,038
1,500,000		Florida Development Finance Corp. (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2025A), 3.400%, Mandatory Tender 9/1/2028	1,499,446
5,000,000		Florida Local Government Finance Commission (Ponte Vedra Pine Company LLC), Fleet Landing at Nocatee Senior Living Revenue Bonds TEMPS-70 (Series 2025B-3), 4.200%, 11/15/2030	5,034,762
4,000,000		Lee County, FL HFA (Amaryllis Park Place III, LLC), Multifamily Housing Revenue Bonds (Series 2025), 4.000%, Mandatory Tender 11/1/2027	4,036,588
4,000,000		Lee County, FL HFA (Lofts on Lemon II, LLC), Multifamily Housing Revenue Bonds (Series 2025B), (United States Treasury GTD), 3.125%, Mandatory Tender 10/1/2028	4,017,772
2,850,000		Lee County, FL HFA (MHP Lee I, LLC), Ekos on Evans Multifamily Housing Revenue Bonds (Series 2025), 3.500%, Mandatory Tender 12/1/2027	2,874,581
4,000,000		Miami-Dade County, FL IDA (Waste Management, Inc.), (Series 2011), 4.250%, Mandatory Tender 11/3/2025	4,000,861
2,000,000		South Miami, FL Health Facilities Authority (Baptist Health System of South Florida), Revenue Bonds (Series 2025B), 5.000%, Mandatory Tender 8/15/2030	2,197,926
900,000		Venice, FL (Village on the Isle), Village on The Isle Project TEMPS-50 Retirement Community Revenue Improvement Bonds (Series 2024B-3), 4.250%, 1/1/2030	902,865
		TOTAL	29,459,035
		Georgia—2.8%
5,750,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Fifth Series 1994), 3.700%, Mandatory Tender 6/13/2028	5,870,646
3,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (First Series 1996), 3.875%, Mandatory Tender 3/6/2026	3,011,558
3,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (First Series 2013), 3.375%, Mandatory Tender 3/12/2027	3,017,614
Annual Financial Statements and Additional Information

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Georgia—continued
$ 5,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Second Series 2008), 3.375%, Mandatory Tender 3/12/2027	$ 5,030,769
2,250,000		Columbus, GA Housing Authority (HACG RAD II, LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.300%, Mandatory Tender 11/1/2027	2,267,999
6,495,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2021A), (Royal Bank of Canada GTD), 4.000%, Mandatory Tender 9/1/2027	6,631,563
1,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2022A), (Citigroup, Inc. GTD), 4.000%, 12/1/2025	1,001,090
350,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024B), (Royal Bank of Canada GTD), 5.000%, 3/1/2026	352,452
400,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024B), (Royal Bank of Canada GTD), 5.000%, 3/1/2027	410,345
700,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024B), (Royal Bank of Canada GTD), 5.000%, 3/1/2028	731,348
265,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024B), (Royal Bank of Canada GTD), 5.000%, 9/1/2026	269,330
425,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024B), (Royal Bank of Canada GTD), 5.000%, 9/1/2027	440,156
2,500,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2024D-1), (Toronto Dominion Bank GTD), 5.000%, Mandatory Tender 4/1/2031	2,706,025
1,500,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2025B), (Citigroup, Inc. GTD), 5.000%, 12/1/2029	1,599,187
3,500,000		Monroe County, GA Development Authority (Georgia Power Co.), Scherer Project Pollution Control Revenue Bonds (First Series 2013), 3.875%, Mandatory Tender 3/6/2026	3,513,485
1,750,000		Monroe County, GA Development Authority (Georgia Power Co.), Scherer Project Pollution Control Revenue Bonds (Second Series 2009), 3.875%, Mandatory Tender 3/6/2026	1,756,742
		TOTAL	38,610,309
		Illinois—2.1%
1,500,000		Chicago, IL (New City Redevelopment, LP), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.500%, Mandatory Tender 8/1/2026	1,504,726
3,500,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Refunding Bonds (Series 2022C), 5.000%, 1/1/2026	3,518,937
2,000,000		Illinois Housing Development Authority (6900 Crandon LIHTC, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 2/1/2026	2,012,510
2,170,000		Illinois Housing Development Authority (South Shore HHDC LIHTC, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 2/1/2026	2,183,864
3,000,000		Illinois State Sales Tax Revenue, Junior Obligation Sales Tax Revenue Bonds (Series 2025), 5.000%, 6/15/2027	3,109,013
3,000,000		Illinois State Solid Waste Development Authority (Waste Management, Inc.), (Series 2019), 4.250%, Mandatory Tender 11/3/2025	3,000,646
3,500,000		Illinois State, UT GO Bonds (Series 2023D), 5.000%, 7/1/2026	3,560,470
5,000,000		Illinois State, UT GO Bonds (Series 2023D), 5.000%, 7/1/2027	5,198,938
1,000,000		Illinois State, UT GO Bonds (Series 2024B), 5.000%, 5/1/2026	1,013,476
1,000,000		Illinois State, UT GO Bonds (Series 2024B), 5.000%, 5/1/2027	1,036,106
2,000,000		Illinois State, UT GO Bonds (Series 2024B), 5.000%, 5/1/2028	2,115,003
		TOTAL	28,253,689
		Indiana—1.6%
2,000,000		Indiana Finance Authority (Indiana University Health Obligated Group), Revenue Bonds (Series 2025D-1), 5.000%, Mandatory Tender 10/1/2029	2,157,191
5,895,000	[1]	Indiana State Finance Authority (Deaconess Health System), Revenue Bonds (Series 2021B) FRNs, 3.190% (SIFMA 7-day +0.300%), Mandatory Tender 3/1/2027	5,845,252
5,620,000		Indiana State Finance Authority (Republic Services, Inc.), (Series 2010A), 3.800%, Mandatory Tender 12/1/2025	5,617,480
3,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indianapolis, IN Airport Authority), Revenue Bonds (Series 2025B-2), 5.000%, 1/1/2028	3,141,159
1,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indianapolis, IN Airport Authority), Revenue Bonds (Series 2025B-2), 5.000%, 1/1/2029	1,063,655
4,000,000		Rockport, IN (Indiana Michigan Power Co.), Pollution Control Revenue Refunding Bonds (Series 2025A), 3.700%, Mandatory Tender 6/1/2029	4,105,351
		TOTAL	21,930,088
Annual Financial Statements and Additional Information

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Iowa—0.3%
$ 3,500,000	[1]	Iowa Finance Authority (Lifespace Communities, Inc.), Revenue Bonds (Series 2021B) FRNs, 3.462% (SOFR x 0.70 +0.550%), Mandatory Tender 5/15/2026	$ 3,425,136
		Kentucky—1.9%
7,795,000		Kentucky Housing Corp. (Beecher IV, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 9/1/2026	7,859,151
600,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2025A), (Morgan Stanley GTD), 5.000%, 12/1/2026	613,062
750,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2025A), (Morgan Stanley GTD), 5.000%, 12/1/2027	779,744
1,000,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2025A), (Morgan Stanley GTD), 5.000%, 12/1/2028	1,056,021
250,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2025A), (Morgan Stanley GTD), 5.000%, 6/1/2026	252,986
320,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2025A), (Morgan Stanley GTD), 5.000%, 6/1/2027	329,667
450,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2025A), (Morgan Stanley GTD), 5.000%, 6/1/2028	471,426
725,000		Kentucky Public Energy Authority, Gas Supply Revenue Refunding Bonds (Series 2025A1), (Morgan Stanley GTD), 5.000%, 12/1/2025	727,003
3,250,000		Rural Water Financing Agency, KY, Public Projects Construction Notes (Series 2023A), 3.900%, 11/1/2025	3,251,723
5,000,000		Rural Water Financing Agency, KY, Public Projects Construction Notes (Series 2024A), 3.700%, 5/1/2027	4,968,053
5,000,000		Rural Water Financing Agency, KY, Public Projects Construction Notes (Series 2025A), 2.750%, 5/1/2028	4,973,054
		TOTAL	25,281,890
		Louisiana—1.5%
2,600,000		Louisiana State Housing Corporation (Benoit Townhomes, LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.750%, Mandatory Tender 8/1/2026	2,613,493
8,000,000		Louisiana State Offshore Terminal Authority (Loop LLC), Deepwater Port Revenue Bonds (Series 2007B-1B), 4.200%, Mandatory Tender 10/1/2025	8,000,000
2,500,000		Louisiana State Offshore Terminal Authority (Loop LLC), Deepwater Port Revenue Bonds (Series 2007B-2A), 4.200%, Mandatory Tender 10/1/2026	2,516,401
1,500,000		St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2011), 3.700%, Mandatory Tender 6/1/2030	1,503,782
5,500,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2019 A-1), 4.050%, Mandatory Tender 7/1/2026	5,547,763
		TOTAL	20,181,439
		Massachusetts—0.2%
3,250,000	[1]	Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2019T-1) FRNs, 3.490% (SIFMA 7-day +0.600%), Mandatory Tender 1/29/2026	3,249,777
		Michigan—0.5%
3,125,000	[1]	Michigan State Finance Authority (Beaumont Health Spectrum Health System), Hospital Revenue Refunding Bonds (Series 2022C) FRNs, 3.640% (SIFMA 7-day +0.750%), Mandatory Tender 4/15/2027	3,115,355
3,500,000		Michigan State Housing Development Authority (Countryside TH Limited Dividend Housing Association, LLC), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 2.920%, Mandatory Tender 5/1/2027	3,495,636
		TOTAL	6,610,991
		Minnesota—0.2%
2,600,000		Woodbury, MN Housing and Redevelopment Authority (Woodbury AH II, LLLP), Multifamily Housing and Revenue Bonds (Series 2025), (United States Treasury GTD), 3.200%, Mandatory Tender 2/1/2028	2,615,433
		Missouri—1.2%
6,300,000		Kansas City, MO Planned Industrial Expansion Authority (The Depot on Old Santa Fe, LP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 7/1/2027	6,456,769
10,000,000		Missouri State Public Utilities Commission, Interim Construction Notes (Series 2024), 4.000%, 5/1/2026	10,027,476
		TOTAL	16,484,245
		Nevada—0.5%
2,000,000		Clark County, NV (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017), 3.750%, Mandatory Tender 3/1/2026	2,004,953
2,800,000		Director of the State of Nevada Department of Business and Industry (Republic Services, Inc.), Solid Waste Disposal Revenue Bonds (Series 2001), 3.950%, Mandatory Tender 12/1/2025	2,799,587
Annual Financial Statements and Additional Information

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Nevada—continued
$ 1,000,000	Washoe County, NV (Sierra Pacific Power Co.), Gas and Water Facilities Refunding Revenue Bonds (Series 2016B), 3.625%, Mandatory Tender 10/1/2029	$ 1,010,434
1,000,000	Washoe County, NV (Sierra Pacific Power Co.), Water Facilities Refunding Revenue Bonds (Series 2016G), 3.625%, Mandatory Tender 10/1/2029	1,010,435
	TOTAL	6,825,409
	New Hampshire—0.2%
2,500,000	New Hampshire Health and Education Facilities Authority (Dartmouth College, NH), Revenue Bonds (Series 2015D), 3.300%, Mandatory Tender 8/3/2027	2,514,583
	New Jersey—2.7%
5,000,000	Beach Haven, NJ BANs, 5.000%, 4/30/2026	5,054,764
4,000,000	Camden County, NJ Improvement Authority (Northgate Preservation Urban Renewal, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 3/1/2026	4,032,373
4,500,000	Dover, NJ BANs, 3.500%, 1/21/2026	4,501,782
4,001,800	Dunellen, NJ BANs, 4.000%, 1/15/2026	4,008,064
3,100,000	New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020E), 0.850%, 12/1/2025	3,080,036
6,000,000	New Jersey Higher Education Assistance Authority, Senior Student Loan Revenue Bonds (Series 2025-2), (United States Treasury GTD), 5.000%, Mandatory Tender 6/2/2026	6,063,739
2,665,000	New Jersey Housing & Mortgage Finance Agency (Hamilton Square Urban Renewal LLC), Multifamily Conduit Revenue Bonds (Series 2023B), (United States Treasury GTD), 4.080%, Mandatory Tender 12/1/2025	2,669,245
3,170,000	New Jersey Housing & Mortgage Finance Agency (New Irvine Turner Apartments Urban Renewal, LLC), Multifamily Conduit Revenue Bonds (Series 2024C), (United States Treasury GTD), 3.670%, 2/1/2026	3,176,727
2,478,000	North Arlington, NJ BANs, 3.750%, 7/30/2026	2,483,968
2,000,000	Ridgefield Park, NJ BANs, 3.800%, 4/2/2026	2,002,082
	TOTAL	37,072,780
	New Mexico—0.5%
4,000,000	Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds San Juan Project (Series 2010C), 3.875%, Mandatory Tender 6/1/2029	4,065,844
2,000,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Bonds (Series 2025), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 11/1/2030	2,153,647
	TOTAL	6,219,491
	New York—5.1%
3,505,000	Alden Village, NY BANs, 3.250%, 9/3/2026	3,510,672
2,000,000	Belfast, NY Central School District BANs, 4.000%, 6/25/2026	2,012,796
8,728,000	Binghamton, NY BANs, 4.125%, 4/10/2026	8,787,599
5,000,000	Bolivar-Richburg, NY Central School District BANs, 3.750%, 6/25/2026	5,017,860
5,500,000	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2025B), 3.000%, Mandatory Tender 9/1/2028	5,471,605
5,000,000	Lowville, NY Central School District BANs, 4.000%, 6/26/2026	5,028,853
2,000,000	Monroe County, NY IDA (Andrews Terrace Community Partners, LP), Multifamily Housing Revenue Bonds (Series 2023B-2), (United States Treasury GTD), 5.000%, Mandatory Tender 7/1/2027	2,072,676
7,500,000	New York City Housing Development Corp., Multifamily Housing Revenue Bonds (Series 2024B-2), 3.700%, Mandatory Tender 7/3/2028	7,623,020
2,975,000	Oakfield-Alabama, NY Central School District BANs, 3.750%, 7/8/2026	2,987,906
2,000,000	Pembroke, NY Central School District BANs, 3.750%, 12/12/2025	2,001,732
9,000,000	Salmon River, NY Central School District RANs, 3.250%, 6/26/2026	9,010,596
3,500,000	Sherrill, NY City School District RANs, 3.750%, 6/18/2026	3,513,555
10,000,000	Warsaw, NY Central School District BANs, 3.750%, 6/25/2026	10,050,263
2,000,000	Watertown, NY Enlarged City School District RANs, 4.000%, 10/10/2025	2,000,191
	TOTAL	69,089,324
	North Carolina—1.2%
2,950,000	Asheville, NC Housing Authority (Vanderbilt TC2 Senior Housing LP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 11/1/2025	2,955,008
4,000,000	Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health - The Charlotte Mecklenburg Hospital Authority), Variable Rate Health Care Revenue Bonds (Series 2018E), 0.800%, Mandatory Tender 10/31/2025	3,992,025
Annual Financial Statements and Additional Information

Principal Amount			Value
		MUNICIPAL BONDS—continued
		North Carolina—continued
$10,000,000		Cumberland County, NC Industrial Facilities & PCFA (Project Aero), (Series 2024), (United States Treasury COL), 3.750%, Mandatory Tender 11/1/2025	$ 10,001,453
		TOTAL	16,948,486
		Ohio—2.2%
4,350,000		Cuyahoga, OH Metropolitan Housing Authority (Wade Park Apartments), Multifamily Housing Revenue Bonds (Series 2022), (United States Treasury GTD), 4.750%, Mandatory Tender 12/1/2025	4,361,124
4,000,000		Cuyahoga, OH Metropolitan Housing Authority (Wade Park Apartments), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.750%, Mandatory Tender 6/1/2026	4,014,333
3,000,000		Cuyahoga, OH Metropolitan Housing Authority (Woodhill Station East, LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.450%, Mandatory Tender 2/1/2027	3,022,725
3,000,000		Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2024A), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 8/1/2030	3,222,145
3,700,000		Ohio HFA (Beechwood RAD, LLC), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.370%, Mandatory Tender 3/1/2027	3,724,185
2,735,000		Ohio HFA (Cedar Redevelopment Phase IV LLC), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.600%, Mandatory Tender 6/1/2027	2,729,381
3,700,000		Ohio HFA (Terrace Gardens Owner, LP), Multifamily Housing Revenue Bonds (Series 2024A), 4.000%, Mandatory Tender 12/1/2026	3,745,766
2,665,000		Ohio HFA (Thornwood Commons Homes, LLC), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 12/1/2025	2,673,178
2,500,000		Ohio State Hospital Revenue (Cleveland Clinic), Hospital Revenue Bonds (Series 2019C), 2.750%, Mandatory Tender 5/1/2028	2,488,515
		TOTAL	29,981,352
		Oklahoma—0.2%
2,000,000		Oklahoma HFA (Lakeshore Pointe, LLC), Collateralized Revenue Bonds (Series 2024), (United States Treasury GTD), 3.350%, Mandatory Tender 12/1/2026	2,010,629
1,250,000		Oklahoma HFA (Towne Square Apartments, LP), Trinity Trails Project Collateralized Revenue Bonds (Series 2025), (United States Treasury GTD), 3.200%, Mandatory Tender 4/1/2028	1,252,702
		TOTAL	3,263,331
		Pennsylvania—3.8%
5,500,000	[1]	Allegheny County, PA Higher Education Building Authority (Carnegie Mellon University), Revenue Bonds (Series 2022A) FRNs, 3.202% (SOFR x 0.70 +0.290%), Mandatory Tender 8/1/2027	5,482,650
15,000,000	[1]	Delaware Valley, PA Regional Finance Authority, Local Government Revenue Bonds (Series 2022C) FRNs, 3.277% (SOFR x 0.67 +0.490%), Mandatory Tender 3/1/2027	14,978,967
6,750,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series 2019 B-2), 3.850%, Mandatory Tender 1/15/2026	6,746,927
16,500,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2019A), 3.875%, Mandatory Tender 8/3/2026	16,500,269
8,500,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2021A), 4.000%, Mandatory Tender 7/1/2026	8,501,940
		TOTAL	52,210,753
		South Carolina—0.8%
7,225,000		South Carolina State Housing Finance & Development Authority (Pinehaven Villas Acquisition Partners, LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 2.800%, Mandatory Tender 4/1/2027	7,218,888
4,000,000		South Carolina State Public Service Authority (Santee Cooper), Revenue and Refunding Bonds (Series 2025B), 5.000%, 12/1/2026	4,108,106
		TOTAL	11,326,994
		Tennessee—3.0%
2,000,000		Chattanooga, TN Health, Educational & Housing Facility Board (DGA Shallowford, LC), Collateralized Multifamily Housing Bonds (Series 2023), (United States Treasury GTD), 3.800%, Mandatory Tender 12/1/2026	2,020,801
2,000,000		Chattanooga, TN Health, Educational & Housing Facility Board (Espero Chattanooga LP), Multifamily Housing Bonds (Series 2023), (United States Treasury GTD), 3.000%, Mandatory Tender 11/1/2027	2,003,638
2,500,000		Chattanooga, TN Health, Educational & Housing Facility Board (One Westside Phase 1B, LP), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.600%, Mandatory Tender 6/1/2028	2,534,498
4,250,000		Dickson, TN Health and Educational Facilities Board (BTT Development IV, LP and Housing Associates, LP), Multifamily Housing Bonds (Series 2024), (United States Treasury GTD), 3.000%, Mandatory Tender 4/1/2027	4,260,635
1,500,000		Franklin, TN Health and Educational Facilities Board (APP Harpeth Partners, LLLP), Multifamily Housing Bonds (Series 2025), (United States Treasury GTD), 3.600%, Mandatory Tender 5/1/2027	1,517,497
Annual Financial Statements and Additional Information

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Tennessee—continued
$ 3,000,000
Johnson City, TN Health & Education Facilities Board (Roan Hill, LP), Tapestry at Roan Hill Collateralized Multifamily
Housing Bonds (Series 2023), (United States Treasury GTD), 3.600%, Mandatory Tender 12/1/2026
			$ 3,024,482
5,000,000		Knoxville, TN Community Development Corp. (DGA Grosvenor Square LP), Collateralized Multifamily Housing Bonds (Series 2022), (United States Treasury GTD), 4.000%, Mandatory Tender 6/1/2026	5,019,836
3,250,000		Knoxville, TN Community Development Corp. (DGA Hardin Valley LP), Multifamily Housing Bonds (Series 2024), (United States Treasury GTD), 3.500%, Mandatory Tender 12/1/2027	3,289,859
1,750,000		Knoxville, TN Community Development Corp. (DGA Holston LP), Willow Place Collateralized Multifamily Housing Bonds (Series 2022), (United States Treasury GTD), 3.750%, Mandatory Tender 6/1/2026	1,756,846
700,000		Knoxville, TN Community Development Corp. (DGA Holston LP), Willow Place Collateralized Multifamily Housing Bonds (Series 2022), (United States Treasury GTD), 3.750%, Mandatory Tender 6/1/2026	703,568
4,500,000		Memphis, TN Health, Educational and Housing Facility Board (APP Greenbriar Partners, LLLP), Collateralized Multifamily Housing Bonds (Series 2023), (United States Treasury GTD), 3.550%, Mandatory Tender 6/1/2027	4,546,246
3,000,000		Metropolitan Government of Nashville & Davidson County, TN Health & Educational Facilities Board (301 Ben Allen LP), Multifamily Housing Revenue Bonds (Series 2022B), (United States Treasury COL), 3.850%, Mandatory Tender 2/1/2026	3,005,544
1,800,000		Metropolitan Nashville, TN Airport Authority, Subordinate Airport Revenue Bonds (Series 2019B), 5.000%, 7/1/2028	1,898,782
5,000,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2024A), (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 12/1/2029	5,356,978
		TOTAL	40,939,210
		Texas—12.7%
5,500,000		Argyle, TX Independent School District, UT GO School Building Bonds (Series 2025B-1), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/15/2027	5,645,711
9,600,000		Argyle, TX Independent School District, UT GO School Building Bonds (Series 2025B-2), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/15/2028	9,982,585
1,500,000		Boerne, TX Independent School District, UT GO School Building Bonds (Series 2024), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 2/1/2028	1,540,704
6,250,000		Capital Area, TX Housing Finance Corp. (Katy Elgin, LP), Multifamily Housing Revenue Bonds (Series 2024), 3.125%, Mandatory Tender 9/1/2027	6,300,659
13,500,000		Dallas-Fort Worth, TX International Airport, Joint Revenue Refunding Bonds (Series 2025A-2), 5.000%, Mandatory Tender 11/1/2029	14,297,692
5,000,000		Denton, TX Independent School District, UT GO School Building Bonds (Series 2025B), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/15/2030	5,329,769
4,200,000		Eagle Mountain-Saginaw, TX Independent School District, UT GO School Building Bonds (Series 2011), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/1/2027	4,298,060
50,000		Eagle Mountain-Saginaw, TX Independent School District, UT GO School Building Bonds (Series 2011), (United States Treasury PRF 8/1/2027@100), 4.000%, Mandatory Tender 8/1/2027	50,000
20,000,000		Ector County, TX Independent School District, UT GO School Building Bonds (Series 2024B), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/15/2027	20,478,172
5,500,000		Fort Bend, TX Independent School District, UT GO Refunding Bonds (Series 2025B), (Texas Permanent School Fund Guarantee Program GTD), 3.800%, Mandatory Tender 8/1/2028	5,640,812
12,000,000		Fort Bend, TX Independent School District, UT GO School Building and Refunding Bonds (Series 2024B), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/1/2027	12,280,172
2,750,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2022C) FRNs, 3.740% (SIFMA 7-day +0.850%), Mandatory Tender 12/1/2026	2,750,680
6,000,000		Housing Options, Inc. (Dallas, TX Housing Authority) (The Culbreath, LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 3.750%, Mandatory Tender 11/1/2028	6,103,368
1,790,000		Houston, TX Airport System, Subordinate Lien Revenue Refunding Bonds (Series 2025A), 5.000%, 7/1/2030	1,947,790
3,700,000		Houston, TX Housing Finance Corp. (Cordova Apartments, LP), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.650%, Mandatory Tender 2/1/2028	3,740,693
1,000,000		Houston, TX, Public Improvement and Refunding Bonds (Series 2023), 5.000%, 3/1/2026	1,009,557
925,000		Houston, TX, Public Improvement and Refunding Bonds (Series 2023), 5.000%, 3/1/2028	979,574
5,000,000		Mesquite, TX Housing Finance Corp. (Palladium Bruton Road, Ltd.), Multifamily Housing Revenue Bonds (Series 2024), (United States Treasury GTD), 3.350%, Mandatory Tender 8/1/2027	5,022,351
2,500,000		Mission, TX Economic Development Corp. (Republic Services, Inc.), 3.850%, Mandatory Tender 11/3/2025	2,499,682
7,250,000		New Caney, TX Independent School District, UT GO School Building Bonds (Series 2018), (Texas Permanent School Fund Guarantee Program GTD), 4.000%, Mandatory Tender 8/15/2027	7,423,337
5,100,000		North East, TX Independent School District, UT GO Refunding Bonds (Series 2024), (Texas Permanent School Fund Guarantee Program GTD), 3.750%, Mandatory Tender 8/1/2027	5,181,931
7,500,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2023A), 5.000%, 1/1/2026	7,543,599
Annual Financial Statements and Additional Information

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$ 6,415,000		Northside, TX Independent School District, UT GO School Building and Refunding Bonds (Series 2024B), (Texas Permanent School Fund Guarantee Program GTD), 3.450%, Mandatory Tender 8/1/2027	$ 6,483,715
6,500,000		Northside, TX Independent School District, UT GO School Building Bonds (Series 2020), (Texas Permanent School Fund Guarantee Program GTD), 3.550%, Mandatory Tender 6/1/2028	6,590,438
3,370,000	[1]	San Antonio, TX Electric & Gas System (CPS Energy), Junior Lien Revenue Refunding Bonds (Series 2022) FRNs, 3.760% (SIFMA 7-day +0.870%), Mandatory Tender 12/1/2025	3,369,580
4,500,000		San Antonio, TX Housing Finance Corp. (Palladium San Antonio, Ltd.), Multifamily Housing Revenue Bonds (Series 2024), 3.450%, Mandatory Tender 7/1/2027	4,526,946
2,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Texas Health Resources System), Revenue Bonds (Series 2025B), 5.000%, Mandatory Tender 11/15/2029	2,700,880
2,500,000		Texas A & M University System Board of Regents, Revenue Financing System Bonds (Series 2024A), 5.000%, 5/15/2026	2,535,851
2,500,000		Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2026	2,551,545
2,126,000		Texas State Affordable Housing Corp. (Eden Court Senior Housing LP), (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 4/1/2026	2,126,570
3,750,000		Texas State Department of Housing & Community Affairs (Palladium Old FM 471 W, Ltd.), Multifamily Housing Revenue Bonds (Series 2024), 3.050%, Mandatory Tender 9/1/2027	3,768,193
4,000,000		Texas State Transportation Commission (Central Texas Turnpike System), First Tier Revenue Refunding Bonds (Series 2024B), 5.000%, Mandatory Tender 8/15/2030	4,318,573
4,009,000		The Texas Home Collaborative (1518 Apartments Ltd.), Multifamily Housing Revenue Bonds (Series 2023), 5.000%, Mandatory Tender 10/1/2026	4,042,488
		TOTAL	173,061,677
		Utah—0.9%
3,750,000		Salt Lake City, UT Department of Airports, Airport Revenue Bonds (Series 2025A), 5.000%, 7/1/2030	4,087,507
8,000,000		Utah State Housing Corporation (Daybreak I Holdings, LP), Multifamily Housing Revenue Bonds (Series 2025), (United States Treasury GTD), 2.950%, Mandatory Tender 4/1/2029	7,990,426
		TOTAL	12,077,933
		Virginia—1.3%
1,175,000		Harrisonburg, VA Redevelopment & Housing Authority (John Early Apartments), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 4.000%, Mandatory Tender 12/1/2025	1,176,263
1,650,000		Harrisonburg, VA Redevelopment & Housing Authority (Wesley Apartments), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 4.000%, Mandatory Tender 12/1/2026	1,670,978
1,500,000		Louisa, VA IDA (Virginia Electric & Power Co.), Pollution Control Refunding Revenue Bonds (Series 2008B), 3.125%, Mandatory Tender 10/1/2030	1,513,630
5,500,000		Norfolk, VA Redevelopment and Housing Authority (Standard Braywood Manor Venture LP), Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury COL), 5.000%, Mandatory Tender 5/1/2026	5,560,844
2,000,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds TEMPS-50 (Series 2023B-3), 5.375%, 9/1/2029	2,019,632
6,250,000		Wise County, VA IDA (Virginia Electric & Power Co.), Solid Waste and Sewage Disposal Revenue Bonds (Series 2010A), 3.800%, Mandatory Tender 5/28/2027	6,341,656
		TOTAL	18,283,003
		Washington—2.5%
4,000,000		King County, WA Housing Authority, Affordable Housing Revenue Bonds Kirkland Heights Project (Series 2023A-1), 5.000%, 1/1/2028	4,019,848
5,000,000	[1]	King County, WA Sewer System, Junior Lien Revenue Bonds (Series 2021A) FRNs, 3.120% (SIFMA 7-day +0.230%), Mandatory Tender 1/1/2027	4,949,013
3,100,000		Port of Seattle, WA Revenue, Intermediate Lein Revenue Bonds (Series 2025B), 5.000%, 10/1/2028	3,298,739
4,100,000		Port of Seattle, WA Revenue, Intermediate Lein Revenue Bonds (Series 2025B), 5.000%, 10/1/2029	4,429,832
3,000,000		Port of Seattle, WA Revenue, Intermediate Lein Revenue Bonds (Series 2025B), 5.000%, 10/1/2030	3,294,191
9,250,000	[1]	Seattle, WA (Seattle, WA Municipal Light & Power), Refunding Revenue Bonds (Series 2021B) FRNs, 3.140% (SIFMA 7-day +0.250%), Mandatory Tender 11/1/2026	9,167,758
4,801,000		Washington State Housing Finance Commission (Ardea TWG, LLLP), Ardea at Totem Lake Apartments Multifamily Housing Revenue Bonds (Series 2023), (United States Treasury GTD), 5.000%, Mandatory Tender 2/1/2027	4,860,692
		TOTAL	34,020,073
		West Virginia—1.3%
4,200,000		West Virginia EDA (Appalachian Power Co.), Solid Waste Disposal Facilities Revenue Bonds (Series 2009A), 3.700%, Mandatory Tender 6/1/2028	4,302,062
Annual Financial Statements and Additional Information

Principal Amount			Value
		MUNICIPAL BONDS—continued
		West Virginia—continued
$ 4,000,000		West Virginia EDA (Appalachian Power Co.), Solid Waste Disposal Facilities Revenue Bonds (Series 2011A), 3.300%, Mandatory Tender 9/1/2028	$ 4,028,671
8,750,000		West Virginia EDA (Appalachian Power Co.), Solid Waste Disposal Facilities Revenue Refunding Bonds (Series 2015A), 3.375%, Mandatory Tender 6/15/2028	8,893,586
		TOTAL	17,224,319
		Wisconsin—1.4%
7,500,000		Public Finance Authority (Duke Energy Progress LLC), Pollution Control Revenue Refunding Bonds (Series 2022A-1), 3.300%, Mandatory Tender 10/1/2026	7,520,788
4,500,000		Wisconsin Health & Educational Facilities Authority (Advocate Aurora Health), Revenue Bonds (Series 2018B-2), 5.000%, Mandatory Tender 6/24/2026	4,569,881
7,500,000	[2]	Wisconsin Health & Educational Facilities Authority (Forensic Science and Protective Medicine Collaboration, Inc.), Revenue Bonds (Series 2024), 5.000%, 8/1/2027	7,600,908
		TOTAL	19,691,577
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $959,963,594)	963,705,178
	[1]	SHORT-TERM MUNICIPALS—30.4%
		Arizona—0.2%
2,260,000		Arizona State IDA (Marana Leased Housing Associates I, LLP), (Series 2023-XF3174) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.170%, 10/2/2025	2,260,000
		California—1.9%
16,400,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) MuniFund Preferred Shares Weekly VRDPs, 3.340%, 10/1/2025	16,400,000
10,000,000		Nuveen California Quality Municipal Income Fund, RIB Floater Trust (Series 2022-FR-RI-005) (Series 2 Preferred Shares) VRENs, (Barclays Bank plc LIQ)/(Barclays Bank plc LOC), 3.240%, 10/2/2025	10,000,000
		TOTAL	26,400,000
		District Of Columbia—0.4%
5,000,000		District of Columbia HFA (Southern Avenue Owner LLC), SPEARs 3a-7 (Series DBE-8178) Daily VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 3.900%, 10/1/2025	5,000,000
		Florida—0.1%
1,700,000		Miami-Dade County, FL HFA (Cordoba FL TC, LP), Mizuho 3a-7 (2021-MIZ9072) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.120%, 10/2/2025	1,700,000
		Georgia—2.4%
7,600,000		Appling County, GA Development Authority (Georgia Power Co.), (1st Series 1997) Daily VRDNs, 3.050%, 10/1/2025	7,600,000
1,400,000		Appling County, GA Development Authority (Georgia Power Co.), (First Series 2011) Daily VRDNs, 4.000%, 10/1/2025	1,400,000
11,970,000		Effingham County, GA Development Authority (Georgia Power Co.), (Series 2003) Daily VRDNs, 4.000%, 10/1/2025	11,970,000
11,600,000		Monroe County, GA Development Authority (Georgia Power Co.), Pollution Control Revenue Bonds (First Series 1997) Daily VRDNs, 4.000%, 10/1/2025	11,600,000
		TOTAL	32,570,000
		Guam—0.5%
3,135,000		Guam Waterworks Authority, Golden Blue 3a-7 (Series 2025-1001) VRENs, (Barclays Bank plc LIQ)/(Barclays Bank plc LOC), 3.290%, 10/2/2025	3,135,000
3,205,000		Guam Waterworks Authority, Golden Blue 3a-7(Series 2025-1002) VRENs, (Barclays Bank plc LIQ)/(Barclays Bank plc LOC), 3.290%, 10/2/2025	3,205,000
		TOTAL	6,340,000
		Illinois—0.7%
9,640,000		Chicago, IL O’Hare International Airport, (Series 2023-XF1457) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.200%, 10/1/2025	9,640,000
		Indiana—1.3%
18,000,000		Indiana State Finance Authority Environmental (ArcelorMittal SA), (Series 2006) Weekly VRDNs, (Banco Bilbao Vizcaya Argentaria SA LOC), 3.450%, 10/1/2025	18,000,000
		Kentucky—0.9%
7,800,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020B-1) Daily VRDNs, 4.050%, 10/1/2025	7,800,000
3,795,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021A-1) Daily VRDNs, 4.050%, 10/1/2025	3,795,000
		TOTAL	11,595,000
Annual Financial Statements and Additional Information

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—0.2%
$ 2,100,000		Michigan State Building Authority, (Series III) VRENs, 2.990%, 10/1/2025	$ 2,100,000
		Multi State—4.6%
10,500,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.170%, 10/1/2025	10,500,000
1,500,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.170%, 10/1/2025	1,500,000
17,600,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series B) MuniFund Preferred Shares Weekly VRDPs, 3.340%, 10/1/2025	17,600,000
13,800,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series C) MuniFund Preferred Shares Weekly VRDPs, 3.340%, 10/1/2025	13,800,000
16,350,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series D) MuniFund Preferred Shares Weekly VRDPs, 3.340%, 10/1/2025	16,350,000
3,400,000		PIMCO Flexible Municipal Income Fund, PUTTERs 3a-7 (Series 5046) MuniFund Term Preferred Shares Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 4.170%, 10/1/2025	3,400,000
		TOTAL	63,150,000
		New York—6.3%
13,865,000		Hempstead (town), NY IDA (Atria Tanglewood), SPEARs 3a-7 (Series DBE-8137) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 3.540%, 10/2/2025	13,865,000
7,200,000		Islip, NY IDA (FCD Bayshore LLC), SPEARs 3a-7 (Series DBE-8136) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 3.540%, 10/2/2025	7,200,000
10,000,000		New York State HFA (42nd and 10th Street Associates LLC), 3a-7 High Grade Trust (Series 2022-007) VRENs, (Barclays Bank plc LIQ)/(Barclays Bank plc LOC), 3.340%, 10/2/2025	10,000,000
2,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, 800 (Series A) MuniFund Preferred Shares Weekly VRDPs, 3.340%, 10/1/2025	2,000,000
24,300,000		Triborough Bridge & Tunnel Authority, NY (Central Business District Tolling Program), MS 3a-7 (Series 2025-MS0041) Weekly VRDNs, (Morgan Stanley GTD)/(Morgan Stanley LIQ), 3.290%, 10/2/2025	24,300,000
28,250,000		Westchester County, NY IDA (Ardsley Housing Associates LLC), SPEARs 3a-7 (Series DBE-8138) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 3.540%, 10/2/2025	28,250,000
		TOTAL	85,615,000
		Ohio—1.7%
8,500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series B) VRENs, 3.150%, 10/1/2025	8,500,000
8,315,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), (Series C) VRENs, 3.150%, 10/1/2025	8,315,000
6,295,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2014B) VRENs, 3.150%, 10/2/2025	6,295,000
		TOTAL	23,110,000
		Oklahoma—0.5%
7,125,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), R-Float (Series 2020B) Weekly VRENs, 3.530%, 10/1/2025	7,125,000
		Pennsylvania—0.5%
6,410,000		Central Bradford, PA Progress Authority (Guthrie Healthcare System, PA), R-Float (Series 2021D) Weekly VRENs, 3.530%, 10/2/2025	6,410,000
		Texas—8.2%
5,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), R-Float (Series 2024B) Weekly VRENs, 3.390%, 10/2/2025	5,000,000
14,500,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2002) Weekly VRDNs, 3.550%, 10/1/2025	14,500,000
31,100,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 3.450%, 10/1/2025	31,100,000
60,850,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 3.500%, 10/1/2025	60,850,000
		TOTAL	111,450,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $412,465,000)	412,465,000
		TOTAL INVESTMENT IN SECURITIES—101.4% (IDENTIFIED COST $1,372,428,594)[3]	1,376,170,178
		OTHER ASSETS AND LIABILITIES - NET—(1.4%)[4]	(18,688,141)
		NET ASSETS—100%	$1,357,482,037
Annual Financial Statements and Additional Information

Securities that are subject to the federal alternative minimum tax (AMT) represent 24.3% of the Fund’s portfolio as calculated based upon total market value (Unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At September 30, 2025, these restricted securities amounted to $7,600,908, which represented 0.6% of net assets.

3	The cost of investments for federal tax purposes amounts to $1,372,269,860.
4	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of net assets at September 30, 2025.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of September 30, 2025, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GO	—General Obligation
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
LIQ	—Liquidity Agreement
LLP	—Limited Liability Partnership
LOC	—Letter of Credit
LP	—Limited Partnership
PCFA	—Pollution Control Financing Authority
PRF	—Pre-refunded
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
SPEARs	—Short Puttable Exempt Adjustable Receipts
TEMPS	—Tax Exempt Mandatory Paydown Securities
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.04	$9.88	$9.84	$10.04	$10.03
Income From Investment Operations:
Net investment income[1]	0.29	0.31	0.25	0.05	0.02
Net realized and unrealized gain (loss)	—	0.16	0.04	(0.20)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.29	0.47	0.29	(0.15)	0.03
Less Distributions:
Distributions from net investment income	(0.29)	(0.31)	(0.25)	(0.05)	(0.02)
Net Asset Value, End of Period	$10.04	$10.04	$9.88	$9.84	$10.04
Total Return[2]	2.97%	4.80%	3.02%	(1.49)%	0.33%
Ratios to Average Net Assets:
Net expenses[3]	0.51%[4]	0.51%[4]	0.51%[4]	0.51%	0.51%
Net investment income	2.94%	3.10%	2.53%	0.45%	0.23%
Expense waiver/reimbursement[5]	0.09%	0.09%	0.08%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$314,602	$236,869	$270,423	$407,000	$692,467
Portfolio turnover[6]	47%	55%	44%	30%	61%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.51%, 0.51% and 0.51% for the years ended September 30, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.04	$9.88	$9.85	$10.04	$10.03
Income From Investment Operations:
Net investment income[1]	0.31	0.32	0.27	0.07	0.04
Net realized and unrealized gain (loss)	—	0.16	0.03	(0.19)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.31	0.48	0.30	(0.12)	0.05
Less Distributions:
Distributions from net investment income	(0.31)	(0.32)	(0.27)	(0.07)	(0.04)
Net Asset Value, End of Period	$10.04	$10.04	$9.88	$9.85	$10.04
Total Return[2]	3.13%	4.96%	3.07%	(1.24)%	0.48%
Ratios to Average Net Assets:
Net expenses[3]	0.36%[4]	0.36%[4]	0.36%[4]	0.36%	0.36%
Net investment income	3.09%	3.24%	2.67%	0.60%	0.39%
Expense waiver/reimbursement[5]	0.08%	0.09%	0.09%	0.09%	0.08%
Supplemental Data:
Net assets, end of period (000 omitted)	$971,438	$771,444	$791,126	$1,332,830	$2,133,831
Portfolio turnover[6]	47%	55%	44%	30%	61%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.36%, 0.36% and 0.36% for the years ended September 30, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended September 30,
	2025	2024	2023	2022	2021
Net Asset Value, Beginning of Period	$10.04	$9.88	$9.84	$10.04	$10.03
Income From Investment Operations:
Net investment income[1]	0.31	0.32	0.27	0.07	0.04
Net realized and unrealized gain (loss)	—	0.16	0.04	(0.20)	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.31	0.48	0.31	(0.13)	0.05
Less Distributions:
Distributions from net investment income	(0.31)	(0.32)	(0.27)	(0.07)	(0.04)
Net Asset Value, End of Period	$10.04	$10.04	$9.88	$9.84	$10.04
Total Return[2]	3.15%	4.99%	3.20%	(1.32)%	0.50%
Ratios to Average Net Assets:
Net expenses[3]	0.34%[4]	0.34%[4]	0.34%[4]	0.34%	0.34%
Net investment income	3.12%	3.26%	2.69%	0.65%	0.38%
Expense waiver/reimbursement[5]	0.07%	0.07%	0.07%	0.06%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$71,442	$104,745	$100,886	$148,888	$208,627
Portfolio turnover[6]	47%	55%	44%	30%	61%

1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value.
3	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
The net expense ratios are calculated without reduction for expense offset arrangements. The net expense ratios are 0.34%, 0.34% and 0.34% for the years ended September 30, 2025, 2024 and 2023, respectively, after taking into account these expense reductions.

5
This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/
reimbursement recorded by investment companies in which the Fund may invest.

6	Securities that mature are considered sales for purposes of this calculation.
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Assets and Liabilities
September 30, 2025

Assets:
Investment in securities, at value (identified cost $1,372,428,594)	$1,376,170,178
Cash	287
Income receivable	10,988,659
Receivable for shares sold	1,045,513
Total Assets	1,388,204,637
Liabilities:
Payable for investments purchased	$28,139,085
Payable for shares redeemed	1,330,611
Income distribution payable	955,717
Payable for other service fees (Notes 2 and 5)	38,813
Payable for investment adviser fee (Note 5)	11,710
Payable for administrative fee (Note 5)	2,644
Accrued expenses (Note 5)	244,020
TOTAL LIABILITIES	30,722,600
Net assets for 135,205,904 shares outstanding	$1,357,482,037
Net Assets Consist of:
Paid-in capital	$1,374,085,329
Total distributable earnings (loss)	(16,603,292)
NET ASSETS	$1,357,482,037
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($314,601,600 ÷ 31,336,559 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$10.04
Offering price per share	$10.04
Redemption proceeds per share	$10.04
Institutional Shares:
Net asset value per share ($971,438,079 ÷ 96,751,186 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$10.04
Offering price per share	$10.04
Redemption proceeds per share	$10.04
Class R6 Shares:
Net asset value per share ($71,442,358 ÷ 7,118,159 shares outstanding) $0.001 par value, 500,000,000 shares authorized	$10.04
Offering price per share	$10.04
Redemption proceeds per share	$10.04
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Operations
Year Ended September 30, 2025

Investment Income:
Interest	$41,615,298
Expenses:
Investment adviser fee (Note 5)	$3,492,748
Administrative fee (Note 5)	936,041
Custodian fees	30,370
Transfer agent fees (Note 2)	474,984
Directors’/Trustees’ fees (Note 5)	9,496
Auditing fees	41,521
Legal fees	13,351
Other service fees (Notes 2 and 5)	429,845
Portfolio accounting fees	218,398
Share registration costs	90,575
Printing and postage	44,451
Miscellaneous (Note 5)	33,646
TOTAL EXPENSES	5,815,426
Waiver, Reimbursement and Reduction:
Waiver of investment adviser fee (Note 5)	(838,083)
Reimbursement of other operating expenses (Notes 2 and 5)	(170,287)
Reduction of custodian fees (Note 6)	(20,546)
TOTAL WAIVER, REIMBURSEMENT AND REDUCTION	(1,028,916)
Net expenses	4,786,510
Net investment income	36,828,788
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments	(53,068)
Net change in unrealized appreciation of investments	709,252
Net realized and unrealized gain (loss) on Investments	656,184
Change in net assets resulting from operations	$37,484,972
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Statement of Changes in Net Assets

Year Ended September 30	2025	2024
Increase (Decrease) in Net Assets
Operations:
Net investment income	$36,828,788	$36,179,836
Net realized loss	(53,068)	(365,628)
Net change in unrealized appreciation/depreciation	709,252	17,846,885
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	37,484,972	53,661,093
Distributions to Shareholders:
Class A Shares	(8,387,371)	(7,365,040)
Institutional Shares	(25,535,507)	(25,275,692)
Class R6 Shares	(2,754,698)	(3,511,746)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(36,677,576)	(36,152,478)
Share Transactions:
Proceeds from sale of shares	717,555,798	463,589,995
Net asset value of shares issued to shareholders in payment of distributions declared	27,190,546	26,140,075
Cost of shares redeemed	(501,129,995)	(556,614,906)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	243,616,349	(66,884,836)
Change in net assets	244,423,745	(49,376,221)
Net Assets:
Beginning of period	1,113,058,292	1,162,434,513
End of period	$1,357,482,037	$1,113,058,292
See Notes which are an integral part of the Financial Statements
Annual Financial Statements and Additional Information

Notes to Financial Statements
September 30, 2025
1. ORGANIZATION
Federated Hermes Fixed Income Securities, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Hermes Municipal Ultrashort Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■
Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■
Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■
Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■
Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■
For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Act, the Fund’s Board of Directors (the “Directors”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Directors’ oversight and certain reporting and other requirements intended to provide the Directors the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Directors periodically review the fair valuations made by the Valuation Committee. The Directors have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between
Annual Financial Statements and Additional Information

the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. In addition, distributions of capital gains, if any, are declared and paid at least annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver, reimbursement and reduction of $1,028,916 is disclosed in this Note 2, Note 5 and Note 6. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Transfer Agent Fees
For the year ended September 30, 2025, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$128,941	$(52,309)
Institutional Shares	340,023	(117,978)
Class R6 Shares	6,020	—
TOTAL	$474,984	$(170,287)
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. The Fund’s Class A Shares will not incur and pay such other service fees to exceed 0.15% until such time as approved by the Directors. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the year ended September 30, 2025, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$429,845
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code of 1986 (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended September 30, 2025, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of September 30, 2025, tax years 2022 through 2025 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the State of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Adviser.
Annual Financial Statements and Additional Information

Additional information on restricted securities held at September 30, 2025, is as follows:
Security	Acquisition Date	Cost	Value
Wisconsin Health & Educational Facilities Authority (Forensic Science and Protective Medicine Collaboration, Inc.), Revenue Bonds (Series 2024), 5.000%, 8/1/2027	2/22/2024	$7,561,490	$7,600,908
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Year Ended 9/30/2025		Year Ended 9/30/2024
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	17,212,104	$172,159,737	7,868,799	$78,439,834
Shares issued to shareholders in payment of distributions declared	783,756	7,849,678	670,221	6,678,050
Shares redeemed	(10,258,167)	(102,710,631)	(12,302,524)	(122,469,531)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	7,737,693	$77,298,784	(3,763,504)	$(37,351,647)
	Year Ended 9/30/2025		Year Ended 9/30/2024
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	51,966,659	$520,565,993	34,982,504	$348,625,688
Shares issued to shareholders in payment of distributions declared	1,882,144	18,851,218	1,896,656	18,903,816
Shares redeemed	(33,946,475)	(339,984,186)	(40,070,325)	(399,271,799)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	19,902,328	$199,433,025	(3,191,165)	$(31,742,295)
	Year Ended 9/30/2025		Year Ended 9/30/2024
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	2,481,093	$24,830,068	3,677,066	$36,524,473
Shares issued to shareholders in payment of distributions declared	48,896	489,650	56,044	558,209
Shares redeemed	(5,849,096)	(58,435,178)	(3,505,582)	(34,873,576)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	(3,319,107)	$(33,115,460)	227,528	$2,209,106
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	24,320,914	$243,616,349	(6,727,141)	$(66,884,836)
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the years ended September 30, 2025 and 2024, was as follows:
	2025	2024
Tax-exempt income	$36,677,576	$36,152,478
As of September 30, 2025, the components of distributable earnings on a tax-basis were as follows:
Distributions payable	$(36,181)
Net unrealized appreciation	$3,900,318
Capital loss carryforwards	$(20,467,429)
TOTAL	$(16,603,292)
At September 30, 2025, the cost of investments for federal tax purposes was $1,372,269,860. The net unrealized appreciation of investments for federal tax purposes was $3,900,318. This consists of unrealized appreciation from investments for those securities having an excess of value over cost of $5,187,802 and unrealized depreciation from investments for those securities having an excess of cost over value of $1,287,484. The difference between book-basis and tax-basis net unrealized appreciation/depreciation is attributable to differing treatments for discount accretion/premium amortization on debt securities.
Annual Financial Statements and Additional Information

As of September 30, 2025, the Fund had a capital loss carryforward of $20,467,429 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$9,195,718	$11,271,711	$20,467,429
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.29% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund for competitive reasons such as to maintain the Fund’s expense ratio, or as and when appropriate, to maintain positive or zero net yields. For the year ended September 30, 2025, the Adviser voluntarily waived $838,083 of its fee and voluntarily reimbursed $170,287 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended September 30, 2025, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended September 30, 2025, FSSC received $180 of other service fees disclosed in Note 2.
Interfund Transactions
During the year ended September 30, 2025, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $83,350,000 and $148,940,000, respectively. Net realized gain (loss) recognized on these transactions was $0.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSSC, FAS or FSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, if any) paid by the Fund’s Class A Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.51%, 0.36% and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2026; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the approval of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. EXPENSE REDUCTION
Through arrangements with the Fund’s custodian, net credits realized as a result of uninvested cash balances were used to offset custody expenses. For the year ended September 30, 2025, the Fund’s expenses were offset by $20,546 under these arrangements.
Annual Financial Statements and Additional Information

7. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the year ended September 30, 2025, were as follows:
Purchases	$509,760,198
Sales	$411,627,000
8. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 17, 2025. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to (a) the highest, on any day, of (i) the federal funds effective rate, (ii) the published secured overnight financing rate plus an assigned percentage, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of September 30, 2025, the Fund had no outstanding loans. During the year ended September 30, 2025, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of September 30, 2025, there were no outstanding loans. During the year ended September 30, 2025, the program was not utilized.
10. OPERATING SEGMENTS
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. A management committee of the Adviser acts as the CODM. The Fund represents a single operating segment, as the CODM monitors the operating results of the Fund as a whole and the strategic asset allocation is determined based on the investment objective of the Fund and executed by the Fund’s portfolio management team. The financial information in the form of the Fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions) which is reviewed by the CODM to assess the Fund’s performance in comparison to the Fund’s benchmarks and to make resource allocation decisions for the Fund’s single segment is consistent with the information presented in these financial statements. Segment assets are reflected on the accompanying Statement of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statement of Operations.
11. INDEMNIFICATIONS
Under the Fund’s organizational documents, its Officers and Directors/Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund (other than liabilities arising out of their willful misfeasance, bad faith, gross negligence or reckless disregard of their duties to the Fund). In addition, in the normal course of business, the Fund provides certain indemnifications under arrangements with third parties. Typically, obligations to indemnify a third party arise in the context of an arrangement entered into by the Fund under which the Fund agrees to indemnify such third party for certain liabilities arising out of actions taken pursuant to the arrangement, provided the third party’s actions are not deemed to have breached an agreed-upon standard of care (such as willful misfeasance, bad faith, gross negligence or reckless disregard of their duties under the contract). The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet arisen. The Fund does not anticipate any material claims or losses pursuant to these arrangements at this time, and accordingly expects the risk of loss to be remote.
12. FEDERAL TAX INFORMATION (UNAUDITED)
For the fiscal year ended September 30, 2025, 100% of distributions from net investment income is exempt from federal income tax other than the federal AMT.
Annual Financial Statements and Additional Information

Report of Independent Registered Public Accounting Firm
To the Shareholders of Federated Hermes Municipal Ultrashort Fund AND THE Board of Directors of Federated Hermes Fixed Income Securities, Inc.:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of Federated Hermes Municipal Ultrashort Fund (the Fund), a portfolio of Federated Hermes Fixed Income Securities, Inc., including the portfolio of investments, as of September 30, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of September 30, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor for one or more of Federated Hermes’ investment companies since 2006.
Boston, Massachusetts
November 21, 2025
Annual Financial Statements and Additional Information

Evaluation and Approval of Advisory Contract–May 2025
Federated Hermes Municipal Ultrashort Fund (the “Fund”)
At its meetings in May 2025 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940, as amended (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering such information deemed necessary to evaluate the terms of the Contract and to approve the continuation of the existing arrangement. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written report regarding data related to the Fund’s management fee (the “CCO Management Fee Report”). The Board considered the CCO Management Fee Report, along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract.
In addition to the CCO Management Fee Report, the Board considered information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings. In this regard, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes by independent legal counsel on behalf of the Independent Directors encompassing a wide variety of topics, including those summarized below. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: (1) copies of the Contract; (2) the nature, quality and extent of the advisory and other services provided to the Fund by Federated Hermes; (3) Federated Hermes’ business and operations; (4) the Adviser’s investment philosophy, personnel and processes; (5) the Fund’s investment objective and strategies; (6) the Fund’s short-term and long-term performance - in absolute terms (both on a gross basis and net of expenses) and relative to an appropriate group of peer funds and its benchmark; (7) the Fund’s fees and expenses, including the advisory fee and the overall expense structure of the Fund - in absolute terms and relative to an appropriate group of peer funds, with due regard for contractual or voluntary expense limitations (if any); (8) the financial condition of Federated Hermes; (9) the Adviser’s profitability with respect to managing the Fund; (10) distribution and sales activity for the Fund; and (11) the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any).
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees charged to other registered funds in evaluating the Contract. Using these judicial decisions as a guide, the Board considered several factors it deemed relevant to an adviser’s fiduciary duty with respect to its receipt of compensation from a fund, including: (1) the nature and quality of the services provided by the adviser to the fund and its shareholders, including the performance of the fund, its benchmark and comparable funds; (2) the adviser’s cost of providing the services and the profitability to the adviser of providing advisory services to the fund; (3) the extent to which the adviser may realize “economies of scale” as the fund grows larger and, if such economies of scale exist, whether they have been appropriately shared with the fund and its shareholders or the family of funds; (4) any “fall-out” benefits that accrue to the adviser because of its relationship with the fund, including research services received from brokers that execute fund trades and any fees paid to affiliates of the adviser for services rendered to the fund; (5) comparative fees and expenses, including a comparison of management fees paid to the adviser with those paid by similar funds managed by the same adviser or other advisers as well as management fees charged to institutional and other advisory clients of the same adviser for what might be viewed as like services; and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise, including whether they are fully informed about all facts the board deems relevant to its consideration of the adviser’s services and fees. The Board considered that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contract generally align with the factors listed above. The Board was guided by these factors in its evaluation of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below. The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the oversight of the other funds advised by Federated Hermes (each, a “Federated Hermes Fund” and, collectively, the “Federated Hermes Funds”).
Annual Financial Statements and Additional Information

In addition, the Board considered the preferences and expectations of Fund shareholders and the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew the Contract. In particular, the Board recognized that many shareholders likely have invested in the Fund based on the strength of Federated Hermes’ industry standing and reputation and with the expectation that Federated Hermes will have a continuing role in providing advisory services to the Fund. Thus, the Board observed that there are a range of investment options available to the Fund’s shareholders in the marketplace, and such shareholders, having had the opportunity to consider other investment options, have effectively selected Federated Hermes by virtue of investing in the Fund.
In determining to approve the continuation of the Contract, the members of the Board reviewed and evaluated information and factors they believed to be relevant and appropriate through the exercise of their reasonable business judgment. While individual members of the Board may have weighed certain factors differently, the Board’s determination to approve the continuation of the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year. The Board recognized that its evaluation process is evolutionary and that the factors considered and the emphasis placed on relevant factors may change in recognition of changing circumstances in the registered fund marketplace. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the family of Federated Hermes Funds, but its approvals were made on a fund-by-fund basis.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of Federated Hermes dedicated to the Fund. In this regard, the Board evaluated, among other things, the terms of the Contract and the full range of services provided to the Fund by Federated Hermes. The Board considered the Adviser’s personnel, investment philosophy and process, investment research capabilities and resources, trade operations capabilities, experience and performance track record. The Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and evaluated Federated Hermes’ ability and experience in attracting and retaining qualified personnel to service the Fund. The Board considered the trading operations by the Adviser, including the execution of portfolio transactions and the selection of brokers for those transactions. The Board also considered the Adviser’s ability to deliver competitive investment performance for the Fund when compared to the Fund’s Performance Peer Group (as defined below).
In addition, the Board considered the financial resources and overall reputation of Federated Hermes and its willingness to consider and make investments in personnel, infrastructure, technology, cybersecurity, business continuity planning and operational enhancements that are designed to benefit the Federated Hermes Funds. The Board considered Federated Hermes’ oversight of the securities lending program for the Federated Hermes Funds that engage in securities lending and noted the income earned by the Federated Hermes Funds that participate in such program. In addition, the Board considered the quality of Federated Hermes’ communications with the Board and responsiveness to Board inquiries and requests made from time to time with respect to the Federated Hermes Funds. The Board also considered that Federated Hermes is responsible for providing the Federated Hermes Funds’ officers.
The Board received and evaluated information regarding Federated Hermes’ regulatory and compliance environment. The Board considered Federated Hermes’ compliance program and compliance history and reports from the CCO about Federated Hermes’ compliance with applicable laws and regulations, including responses to regulatory developments and any compliance or other issues raised by regulatory agencies. The Board also noted Federated Hermes’ support of the Federated Hermes Funds’ compliance control structure and the compliance-related resources devoted by Federated Hermes in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, as amended, including Federated Hermes’ commitment to respond to rulemaking and other regulatory initiatives of the SEC. The Board considered Federated Hermes’ approach to internal audits and risk management with respect to the Federated Hermes Funds and its day-to-day oversight of the Federated Hermes Funds’ compliance with their investment objectives and policies as well as with applicable laws and regulations, noting that regulatory and other developments had over time led, and continue to lead, to an increase in the scope of Federated Hermes’ oversight in this regard. In addition, the Board noted Federated Hermes’ commitment to maintaining high quality systems and expending substantial resources to prepare for and respond to ongoing changes due to the market, regulatory and control environments in which the Fund and its service providers operate.
Annual Financial Statements and Additional Information

The Board considered Federated Hermes’ efforts to provide shareholders in the Federated Hermes Funds with a comprehensive array of funds with different investment objectives, policies and strategies. The Board considered the expenses that Federated Hermes had incurred, as well as the entrepreneurial and other risks assumed by Federated Hermes, in sponsoring and providing on-going services to new funds to expand these opportunities for shareholders. The Board noted the benefits to shareholders of being part of the family of Federated Hermes Funds, which include the general right to exchange investments between the same class of shares without the incurrence of additional sales charges.
Based on these considerations, the Board concluded that it was satisfied with the nature, extent and quality of the services provided by the Adviser to the Fund.
Fund Investment Performance
The Board considered the investment performance of the Fund. In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks. The Board considered detailed investment reports on, and the Adviser’s analysis of, the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings. These reports included, among other items, information on the Fund’s gross and net returns, the Fund’s investment performance compared to one or more relevant categories or groups of peer funds and the Fund’s benchmark, performance attribution information and commentary on the effect of market conditions. The Board noted that it evaluated investment performance at meetings throughout the year and received reports from Federated Hermes regarding the performance of certain Federated Hermes Funds as well as Federated Hermes’ explanations for less favorable performance and any specific actions Federated Hermes had taken, or had determined to take, to seek to enhance Fund investment performance and the results of those actions.
The Board also reviewed comparative information regarding the performance of other registered funds in the category of peer funds selected by Morningstar, Inc. (“Morningstar”), an independent fund ranking organization (the “Performance Peer Group”). The Board noted the CCO’s statement that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund.
The Board also considered comparative performance data from Lipper, Inc. that was included in reports provided to the Board throughout the year. The Board noted that differences may exist between the Performance Peer Group and Lipper peers and that the results of these performance comparisons may vary.
The Board considered that for the one-year, three-year and five-year periods ended December 31, 2024, the Fund’s performance was above the median of the Performance Peer Group.
Based on these considerations, the Board concluded that it had continued confidence in the Adviser’s overall capabilities to manage the Fund.
Fund Expenses
The Board considered the advisory fee and overall expense structure of the Fund and the comparative fee and expense information that had been provided in connection with the May Meetings. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the overall category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged to funds by other advisers, the use of comparisons between the Fund and its Expense Peer Group assisted the Board in its evaluation of the Fund’s fees and expenses. The Board focused on comparisons with other registered funds more heavily than non-registered fund products or services because such comparisons are believed to be more relevant. The Board considered that other registered funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s shareholders. The Board noted that the range of such other registered funds’ fees and expenses, therefore, appears to be a relevant indicator of what investors have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group, and the Board was satisfied that the overall expense structure of the Fund remained competitive. The Board considered the fact that the Adviser committed to permanently reduce fees of the Fund by 1 basis point, such reduction to be effective August 1, 2023.
Annual Financial Statements and Additional Information

The Board also received and considered information about the nature and extent of services offered and fees charged by Federated Hermes to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-registered fund clients (such as institutional separate accounts) and third-party unaffiliated registered funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s statement that non-registered fund clients are inherently different products due to the following differences, among others: (i) types of targeted investors; (ii) applicable laws and regulations; (iii) legal structures; (iv) average account sizes; (v) portfolio management techniques made necessary by different cash flows and different associated costs; (vi) the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing; (vii) SEC mandated risk management programs with respect to fund liquidity and use of derivatives; (viii) questions on regulatory reporting; (ix) a variety of different administrative responsibilities; and (x) degrees of risk associated with management. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary registered fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s registered fund, noting the CCO’s statement that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party registered fund. The Board noted that the CCO emphasized that differences in fees for providing advisory services to other types of clients may not be appropriate when judging the appropriateness of the Federated Hermes Funds’ advisory fees because of the different services provided.
In the case of the Fund, the Board noted that Federated Hermes does not manage any other types of clients that are comparable to the Fund.
Based on these considerations, the Board concluded that the fees and total operating expenses of the Fund, in conjunction with other matters considered, are reasonable in light of the services provided.
Profitability
The Board received and considered profitability information furnished by Federated Hermes. Such profitability information included revenues reported on a fund-by-fund basis and estimates of the allocation of expenses made on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s statement that, while the cost allocation report applies consistent allocation processes for purposes of general comparison of funds, the inherent difficulties in arbitrarily allocating costs lacks precision and can cause the report to be unreliable because a single change in an allocation estimate can dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. In addition, the Board considered the CCO’s statement that the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract are consistent with the methodologies previously reviewed by an independent consultant. The Board noted that the independent consultant had previously conducted a review of the allocation methodologies and reported to the Board that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable. The Board considered the CCO’s statement that the estimated profitability to the Adviser from its relationship with the Fund was not unreasonable in relation to the services provided.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly-held fund management companies, including information regarding profitability trends over time. The Board recognized that profitability comparisons among fund management companies are difficult because of the variation in the type of comparative information that is publicly available, and the profitability of any fund management company is affected by numerous factors. The Board considered the CCO’s statement that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive and that Federated Hermes appeared financially sound, with the resources available to fulfill its contractual obligations.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of isolating and quantifying economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that Federated Hermes has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as: portfolio management, investment research and trading operations; shareholder services; compliance; business continuity, cybersecurity and information security programs; internal audit and risk management functions; and technology, systems capabilities and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced or expanded services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments are likely to be shared with the family of Federated Hermes Funds as a whole. In addition, the Board considered that fee waivers and expense reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. The Board considered that, in order for the Federated Hermes Funds to remain competitive
Annual Financial Statements and Additional Information

in the marketplace, Federated Hermes has frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and has disclosed to shareholders and/or reported to the Board its intention to do so (or continue to do so) in the future. The Board also considered that Federated Hermes has been active in managing expenses of the Federated Hermes Funds in recent years, which has resulted in benefits being realized by shareholders.
The Board also received and considered information on adviser-paid fees (commonly referred to as “revenue sharing” payments) that was provided to the Board throughout the year and in connection with the May Meetings. The Board considered that Federated Hermes believes that this information is relevant to consider whether Federated Hermes had an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, but should not be considered when evaluating the reasonableness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on economies of scale, which is compounded by the lack of any uniform methodology or pattern with respect to structuring fund advisory fees with breakpoints that serve to reduce the fees as a fund attains a certain size.
Other Benefits
The Board considered information regarding the compensation and other ancillary (or “fall-out”) benefits that Federated Hermes derived from its relationships with the Federated Hermes Funds. The Board considered that Federated Hermes may derive a benefit to its reputation as an adviser to the Fund, which may help in attracting other clients and investment personnel. The Board noted that, in addition to receiving advisory fees under the Federated Hermes Funds’ investment advisory contracts, Federated Hermes’ affiliates also receive fees for providing other services to the Federated Hermes Funds under separate service contracts, including for serving as the Federated Hermes Funds’ administrator and distributor. In this regard, the Board considered that Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing the benefits, if any, that Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds.
Conclusions
The Board considered the CCO’s presentation and statements and the information accompanying the CCO Management Fee Report. The Board recognized that its evaluation of the Federated Hermes Funds’ advisory and sub-advisory arrangements is a continuing and ongoing process that is informed by the information that the Board requests and receives from management throughout the course of the year.
On the basis of the information and factors summarized above, among other information and factors deemed relevant by the Board, and the evaluation thereof, the Board, including the Independent Directors, unanimously voted to approve the continuation of the Contract. The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view of past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative.
Annual Financial Statements and Additional Information

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This information is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.

Federated Hermes Municipal Ultrashort Fund

Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedHermes.com/us
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31417P866
CUSIP 31417P858
CUSIP 31417P817
29303 (11/25)
© 2025 Federated Hermes, Inc.

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Federated Hermes Municipal Ultrashort Fund: Not Applicable.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Federated Hermes Municipal Ultrashort Fund: Not Applicable.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Federated Hermes Municipal Ultrashort Fund: The Fund’s disclosure of remuneration items is included as part of the Financial Statements filed under Item 7 of this form.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Federated Hermes Municipal Ultrashort Fund: The Fund’s Evaluation and Approval of Advisory Contract summary by fund appear in the Financial Statements filed under Item 7 of this form.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

No Changes to Report

Item 16.	Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not Applicable

Item 18.	Recovery of Erroneously Awarded Compensation

(a)       Not Applicable

(b)       Not Applicable

Item 19.	Exhibits

(a)(1) Not Applicable.

(a)(2) Not Applicable.

(a)(3) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4) Not Applicable.

(a)(5) Not Applicable.

(b)       Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  Federated Hermes Fixed Income Securities, Inc.

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  November 21, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ J. Christopher Donahue
J. Christopher Donahue, Principal Executive Officer

Date:  November 21, 2025

By: /s/ Jeremy D. Boughton
Jeremy D. Boughton, Principal Financial Officer

Date:  November 21, 2025